Consolidated Statements of Comprehensive Income (Loss) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ 228,368	¥ (684,045)	¥ (858,863)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	125,667	(204,270)	(51,994)
Unrealized holding gain (loss) on securities:
Amount arising during the period		241,650	(15,759)
Adjustments related to retirement and severance benefits:
Amount arising during the period	3,821	(2,579)	13,759
Total other comprehensive income (loss)	129,488	34,801	(53,994)
Total comprehensive income (loss)	357,856	(649,244)	(912,857)
Less: Comprehensive income attributable to noncontrolling interests	10,133	10,617	6,224
Total comprehensive income (loss) attributable to FRONTEO, Inc. shareholders	¥ 347,723	¥ (659,861)	¥ (919,081)